UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2009

Date of reporting period: March 31, 2009

Item 1. Report to Stockholders.

Semi-Annual Report

March 31, 2009

RIGEL MUTUAL FUNDS
March 31, 2009

Dear Fellow Shareholders:

We would like to thank you for your investment in the Rigel Funds (the “Funds”).  As portfolio managers of the Funds, we are pleased to submit our semi-annual report for the period October 1st, 2008, through March 31st, 2009.

Rigel Large Cap Growth Equity Fund

Market and Fund Review

The adverse market environment that began in July continued through most of the 4th quarter 2008.  The aftermath of the headline events combined with a constant barrage of bad economic news drove market returns lower.  Moreover, nervous investor behavior, combined with a continuation of hedge fund redemptions and re-liquification, and more selling from the mutual fund community, added to a difficult market environment.  However, a milestone in early October was noted in the form of capitulation in the market, possibly starting the bottoming process, and was reconfirmed in late November.  Since that time, the markets have staged a semblance of a recovery, giving further credence to a bottoming process.

The first quarter of 2009 was a reflection of two different U.S. Stock markets. The late 2008 rally peaked in early January followed by a decline that resulted in new Bear market lows. From the second week in January until March 9, major indices pulled back an average of 29% with adverse economic and corporate conditions contributing to the indiscriminate selling.  As a result of the selling, valuation levels became more compelling, which, combined with policy decisions perceived as beneficial to the economy and a slowdown in the rate of decline with certain economic data points, produced a sharp three week rally of more than 20%. Companies participating in this rally to the greatest degree tended to be higher beta in nature and those names exposed to the financial sector. In fact, many of the best performing names in March were the worst performers in January and February.

During the 4th Quarter 2008, the Rigel Large Cap Mutual Fund performance was, in general, more negatively affected by sector weightings than by stock selection.  All sectors in the portfolio posted negative returns, which were most helped by stock selection and an underweight in Information Technology, stock selection in Consumer Discretionary and stock selection (although overweighted) in Financials.  Returns were hindered by an underweighting and underperformance in Consumer Staples, poor stock selection within Health Care, and overweight and poor stock selection within Materials.

RIGEL MUTUAL FUNDS

Although ahead of the index from January 1st through March 9th 2009, the Rigel Large Cap Fund underperformed the Russell 1000 Growth benchmark by about 400 bps by quarter end. Underperformance was driven largely by stock selection.  This was uniquely due in large part to stocks we did not own performing better than those we did, not a result of owning a group of bad stocks in the portfolio. As it is, Rigel’s process of owning fundamentally strong companies with demonstrated investor support, creates difficulties  for us in periods when beaten down stocks have short term rallies. This was particularly true within the Information Technology (Electronic Equipment Instruments, Computers & Peripherals and Communications Equipment) and Health Care (Biotechnology and Pharmaceuticals) sectors.  That said there was some light in the portfolio with strong stock selection within the Energy and Materials sectors.

Rigel Small-Mid Cap Growth Fund

Market and Fund Review

The small-mid cap market as measured by the Russell 2500 Growth Index, finished the 4th quarter down 27.77% after selling off nearly 43% through mid-November and then rallying into the end of the year.  Through more than half of the period, the market reversed a thematic trend that had prevailed for much of the first part of 2008.  Such a trend can be characterized as a softening of multi-year leadership with relatively stronger growth prospects in contrast to advancing laggards with depressed valuations and impaired growth prospects.

Sometime near mid-November, however, the dynamic shifted and a speculative rally consisting of early cycle stocks with cheap valuations emerged.  Nonetheless, subsequent news of terribly weak employment and retail sales conditions indicate that the rate of decline in the economy actually accelerated during the 4th quarter.  There were only two industries with positive returns; airlines +21.7% and insurance +1.3%.  The worst performing groups were energy equipment & services, oil/gas & consumable fuels, capital markets, life sciences tools/services and electrical equipment.

Starting the first quarter of this year, the small-mid cap market continued to demonstrate extraordinary levels of security price variance; a dynamic now six and one-half months old.  This market, measured by the Russell 2500 Growth Index, fell dramatically during the first two and one-third months before unleashing one of the most powerful rallies in equity market history.  The rally, ignited by “green shoots” in a number of economic indicators around the world, was led by early cycle stocks with cheap valuations as

RIGEL MUTUAL FUNDS

hope of a second half turnaround seemed to be a possibility.  Companies with relatively stronger growth prospects and larger premiums lagged at the expense of this speculative advancement.  Industries with notable returns during the quarter were specialty retail, semiconductors & semiconductor equipment, internet software & services, capital markets and software.

In the 4th quarter 2008, the Rigel Small-Mid Cap Fund outperformed the Russell 2500 Growth by just over 300 basis points.  Out performance was primarily driven by stock selection in information technology and energy.

The fund started the 1st quarter of 2009 outperforming the Russell 2500 Growth Index by over 400 basis points prior to the start of the rally on March 10th. The Rigel Small-Mid Cap Growth Fund unfortunately underperformed the Russell 2500 Growth Index by roughly 100 basis points at quarter end as the speculative rally erased the earlier gains.  Lagging stock selection within information technology services, software, health care technology and health care supplies was offset by outperforming selection in food products, energy and life sciences.  The strategy benefited from an underweight in industrials and an overweight in information technology.

Performance
	9/30/08–	12/31/08–	9/30/08–
	12/31/08	3/31/09	3/31/09
Rigel US Equity Large
Cap Growth Fund	-26.25%	-8.22%	-32.31%
Russell 1000 Growth Index	-22.79%	-4.12%	-25.97%

	9/30/08–	12/31/08–	9/30/08–
	12/31/08	3/31/09	3/31/09
Rigel US Equity Small-Mid
Cap Growth Fund	-24.54%	-7.08%	-29.88%
Russell 2500 Growth Index	-27.77%	-5.97%	-32.09%

Outlook

Equity market expectations for the first half of 2009 seem to be aligning.  Economic contraction at the rate of 5.0% is likely for the first quarter followed by additional deterioration in the second quarter.  The attention has now shifted to the second half of the year and the potential for at least some economic recovery prior to year-end.

Several initiatives provide the foundation for an obtainable second half turnaround led by an unprecedented series of rate cuts among global central bankers and fiscal stimulus actions that have created a policy tailwind never

RIGEL MUTUAL FUNDS

before seen.  Additionally, structural changes in mark-to-market accounting procedures may improve the “appearance” of balance sheets within the financial sector, boosting capital ratios and thereby increasing access to private financing.  Lastly, a surprising jump in durable goods orders and new home sales further ignite optimism for a second half recovery.

In contrast, the U.S. rate of unemployment has likely risen to 8.6% and devastating employment levels exist elsewhere around the globe.  The Case-Shiller home price index fell a record 19% in January and some previously healthy real estate markets (Northwest, Texas and Utah) now appear to be deteriorating.  Private nonresidential spending was a beacon of light in 2008, but is now crashing and could fall much further.

In our view, the ongoing slide in real estate prices must be stabilized in order to ensure a sustainable economic recovery.  As such, our strategy positioning still favors less economically-sensitive stocks, although to a reduced degree than the fourth quarter of 2008.  A low variance market, positive or negative, with reduced government intervention, that rewards reasonably priced stocks with visible near-term growth, would be the best environment for our strategy.  Rigel’s iterative process of identifying companies with above average growth characteristics and institutional sponsorship should gradually allow the strategy to reflect areas of the market where out-performance can be found.  Identifying growth in the financial and industrial sectors remains challenging, but isolated stocks with good prospects continue to emerge in most areas of the market.

Sincerely,

Wynn S. Jessup, CEO
Rigel Capital, LLC

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of Mr. Jessup, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

RIGEL MUTUAL FUNDS

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedules of Investments on pages 11-18 of this report for holdings information.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. The S&P/Case-Shiller Home Price Indices measures the residential housing market, tracking changes in the value of the residential real estate market in 20 metropolitan regions across the United States. These indices use the repeat sales pricing technique to measure housing markets.  You cannot invest directly in an index.

Beta measures the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.  A basis point (bp) is a unit that is equal to 1/100th of a percentage point.

The Rigel Funds are distributed by Quasar Distributors, LLC. (5/09)

RIGEL MUTUAL FUNDS

EXPENSE EXAMPLE at March 31, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/08 – 3/31/09).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the U.S. Equity Large Cap Growth Fund and 1.35% for the U.S. Equity Small-Mid Cap Growth Fund per the advisory agreement. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

RIGEL MUTUAL FUNDS

EXPENSE EXAMPLE at March 31, 2009 (Unaudited), Continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/08	3/31/09	10/1/08-3/31/09*
U.S. Equity Large Cap
Growth Fund
Actual	$1,000.00	$676.90	$4.18
Hypothetical (5% return	$1,000.00	$1,019.95	$5.04
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/08	3/31/09	10/1/08-3/31/09*
U.S. Equity Small-Mid
Cap Growth Fund
Actual	$1,000.00	$701.20	$5.73
Hypothetical (5% return	$1,000.00	$1,018.20	$6.79
before expenses)

*
Expenses are equal to an annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2009 (Unaudited)

Percentages represent market value as a percentage of total investments.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2009 (Unaudited)

Percentages represent market value as a percentage of total investments.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 96.55%	Value
	Aerospace & Defense - 1.67%
13,320	Precision Castparts Corp.	$797,868
	Air Freight & Logistics - 2.98%
13,779	C. H. Robinson Worldwide, Inc.	628,460
27,996	Expeditors International of Washington, Inc.	792,007
		1,420,467
	Biotechnology - 8.16%
15,184	Amgen, Inc.*	751,912
12,775	Celgene Corp.*	567,210
12,572	Cephalon, Inc.*	856,153
37,110	Gilead Sciences, Inc.*	1,718,935
		3,894,210
	Capital Markets - 0.57%
17,675	The Charles Schwab Corp.	273,963
	Chemicals - 4.54%
11,978	Monsanto Co.	995,372
7,000	Potash Corporation of Saskatchewan, Inc.#	565,670
9,040	Praxair, Inc.	608,301
		2,169,343
	Commercial Services & Supplies - 0.81%
21,308	H&R Block, Inc.	387,593
	Communications Equipment - 2.03%
24,967	QUALCOMM, Inc.	971,466
	Computers & Peripherals - 7.50%
35,422	Hewlett-Packard Co.	1,135,629
25,251	International Business Machines Corp.	2,446,569
		3,582,198
	Diversified Consumer Services - 2.66%
16,174	Apollo Group, Inc. - Class A*	1,266,910
	Energy Equipment & Services - 1.81%
8,808	Cameron International Corp.*	193,160
23,371	National-Oilwell Varco, Inc.*	670,981
		864,141
	Food & Staples Retailing - 5.24%
5,606	Costco Wholesale Corp.	259,670
18,654	The Kroger Co.	395,838

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited), Continued

Shares		Value
	Food & Staples Retailing - 5.24%, Continued
35,466	Wal-Mart Stores, Inc.	$1,847,778
		2,503,286
	Food Products - 2.29%
23,085	Campbell Soup Co.	631,605
9,295	General Mills, Inc.	463,635
		1,095,240
	Health Care Equipment & Supplies - 2.38%
8,719	Baxter International, Inc.	446,587
8,635	C. R. Bard, Inc.	688,382
		1,134,969
	Health Care Providers & Services - 4.19%
19,225	McKesson Corp.	673,644
32,084	Medco Health Solutions, Inc.*	1,326,353
		1,999,997
	Hotels, Restaurants & Leisure - 5.61%
34,288	McDonald’s Corp.	1,871,096
29,350	Yum! Brands, Inc.	806,538
		2,677,634
	Household Products - 1.16%
11,713	Procter & Gamble Co.	551,565
	Insurance - 1.55%
18,167	Aon Corp.	741,577
	Internet & Catalog Retail - 1.03%
6,670	Amazon.com, Inc.*	489,845
	Internet Software & Services - 2.69%
3,695	Google, Inc. - Class A*	1,286,082
	IT Services - 9.55%
22,878	Accenture Ltd.#	628,916
19,972	Affiliated Computer Services, Inc.*	956,459
17,064	Automatic Data Processing, Inc.	599,970
38,360	Cognizant Technology Solutions Corp. - Class A*	797,505
4,894	MasterCard, Inc. - Class A	819,647
13,630	Visa, Inc. - Class A	757,828
		4,560,325
	Media - 1.95%
40,902	The DIRECTV Group, Inc.*	932,157

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited), Continued

Shares		Value
	Oil & Gas - 0.33%
5,150	XTO Energy, Inc.	$157,693
	Oil, Gas & Consumable Fuels - 5.59%
11,619	Hess Corp.	629,750
16,039	Occidental Petroleum Corp.	892,570
38,677	Southwestern Energy Co.*	1,148,320
		2,670,640
	Pharmaceuticals - 7.54%
24,553	Abbott Laboratories	1,171,178
55,951	Bristol-Myers Squibb Co.	1,226,446
7,623	Johnson & Johnson	400,970
17,828	Teva Pharmaceutical Industries Ltd. - ADR	803,151
		3,601,745
	Software - 8.39%
28,993	BMC Software, Inc.*	956,769
42,487	CA, Inc.	748,196
26,750	McAfee, Inc.*	896,125
77,890	Oracle Corp.*	1,407,472
		4,008,562
	Specialty Retail - 2.82%
5,082	AutoZone, Inc.*	826,435
13,730	Best Buy Co., Inc.	521,191
		1,347,626
	Textiles, Apparel & Luxury Goods - 0.91%
9,270	NIKE, Inc. - Class B	434,670
	Trading Companies & Distributors - 0.60%
4,100	W.W. Grainger, Inc.	287,738
	Total Common Stocks (Cost $47,311,783)	46,109,510

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 11.24%	Value
1,320,879	Aim Liquid Assets	$1,320,879
1,500,000	AIM STIT-STIC Prime Portfolio	1,500,000
1,499,523	AIM STIT-Treasury Portfolio	1,499,523
1,045,751	Fidelity Institutional Government Portfolio	1,045,751
	Total Short-Term Investments
	(Cost $5,366,153)	5,366,153
	Total Investments in Securities
	(Cost $52,677,936) - 107.79%	51,475,663
	Liabilities in Excess of Other Assets - (7.79)%	(3,718,915)
	Net Assets - 100.00%	$47,756,748

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS - 103.48%	Value
	Aerospace & Defense - 2.06%
600	American Science and Engineering, Inc.	$33,480
888	Axsys Technologies, Inc.*	37,332
		70,812
	Airlines - 0.69%
525	Allegiant Travel Co.*	23,866
	Biotechnology - 8.08%
1,250	Alexion Pharmaceuticals, Inc.*	47,075
1,075	Cephalon, Inc.*	73,207
1,500	Myriad Genetics, Inc.*	68,205
1,250	OSI Pharmaceuticals, Inc.*	47,825
625	United Therapeutics Corp.*	41,306
		277,618
	Chemicals - 1.66%
4,025	Calgon Carbon Corp.*	57,034
	Commercial Banks - 2.55%
1,450	Bank of the Ozarks, Inc.	33,466
1,925	Signature Bank*	54,343
		87,809
	Commercial Services & Supplies - 4.92%
1,525	I H S, Inc.*	62,800
1,137	Stericycle, Inc.*	54,269
2,550	Tetra Tech, Inc.*	51,969
		169,038
	Communications Equipment - 3.73%
1,700	F5 Networks, Inc.*	35,615
2,454	Neutral Tandem, Inc.*	60,393
1,550	ViaSat, Inc.*	32,271
		128,279
	Construction & Engineering - 2.07%
2,725	Aecom Technology Corp.*	71,068
	Diversified Consumer Services - 6.80%
1,325	American Public Education, Inc.*	55,729
875	Capella Education Co.*	46,375
2,450	Grand Canyon Education, Inc.*	42,287
2,200	H&R Block, Inc.	40,018
275	Strayer Education, Inc.	49,464
		233,873

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited), Continued

Shares		Value
	Diversified Financial Services - 1.20%
2,100	The Nasdaq OMX Group, Inc.*	$41,118
	Electric Utilities - 2.00%
1,575	ITC Holdings Corp.	68,702
	Electronic Equipment & Instruments - 1.41%
4,075	Cogent, Inc.*	48,493
	Energy Equipment & Services - 1.97%
925	Core Laboratories NV*#	67,673
	Food Products - 6.85%
2,075	Diamond Foods, Inc.	57,955
2,775	Flowers Foods, Inc.	65,157
1,050	Green Mountain Coffee Roasters, Inc.*	50,400
1,150	Ralcorp Holdings, Inc.*	61,962
		235,474
	Health Care Equipment & Supplies - 5.26%
1,150	Edwards Lifesciences Corp.*	69,725
1,775	ResMed, Inc.*	62,729
1,875	Thoratec Corp.*	48,169
		180,623
	Health Care Providers & Services - 2.66%
1,850	CardioNet, Inc.*	51,911
1,775	LHC Group, Inc.*	39,547
		91,458
	Hotels, Restaurants & Leisure - 1.38%
1,300	Buffalo Wild Wings, Inc.*	47,554
	Household Products - 1.60%
1,050	Church & Dwight Co., Inc.	54,842
	Insurance - 1.56%
2,175	Tower Group, Inc.	53,570
	Internet & Catalog Retail - 1.74%
2,175	VistaPrint Ltd.#*	59,791
	Internet Software & Services - 2.72%
2,717	Open Text Corp.*#	93,573
	IT Services - 6.11%
1,300	Affiliated Computer Services, Inc. - Class A*	62,257
1,390	ManTech International Corp.*	58,241

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited), Continued

Shares		Value
	IT Services - 6.11%, Continued
4,800	SAIC, Inc.*	$89,616
		210,114
	Life Sciences Tools & Services - 6.94%
1,925	Illumina, Inc.*	71,687
2,150	Life Technologies Corp.*	69,832
2,300	Luminex Corp.*	41,676
3,464	QIAGEN N.V.*#	55,285
		238,480
	Machinery - 1.35%
825	Flowserve Corp.	46,299
	Metals & Mining - 1.02%
625	Compass Minerals International, Inc.	35,231
	Oil, Gas & Consumable Fuels - 2.93%
1,275	CNX Gas Corp.*	30,230
2,750	Concho Resources, Inc.*	70,373
		100,603
	Personal Products - 1.18%
725	Chattem, Inc.*	40,636
	Semiconductor & Semiconductor Equipment - 2.83%
2,200	Cree, Inc.*	51,766
1,650	Netlogic Microsystems, Inc.*	45,342
		97,108
	Software - 8.99%
1,125	ANSYS, Inc.*	28,237
1,975	BMC Software, Inc.*	65,175
2,350	McAfee, Inc.*	78,725
1,725	Quality Systems, Inc.	78,056
2,375	Solera Holdings, Inc.*	58,853
		309,046
	Specialty Retail - 9.22%
2,525	Aaron Rents, Inc.	67,316
1,965	The Buckle, Inc.	62,742
2,050	GameStop Corp. - Class A*	57,441
1,975	O’Reilly Automotive, Inc.*	69,145
1,675	Ross Stores, Inc.	60,099
		316,743
	Total Common Stocks (Cost $3,781,533)	3,556,528

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 6.21%	Value
104,414	AIM Liquid Assets	$104,414
109,088	AIM STIT-STIC Prime Portfolio	109,088
	Total Short-Term Investments
	(Cost $213,502)	213,502
	Total Investments in Securities
	(Cost $3,995,035) - 109.69%	3,770,030
	Liabilities in Excess of Other Assets - (9.69)%	(333,139)
	Net Assets - 100.00%	$3,436,891

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2009 (Unaudited)

	U.S. Equity Large	U.S. Equity Small-Mid
	Cap Growth Fund	Cap Growth Fund
ASSETS
Investments in securities, at value
(cost $52,677,936 and $3,995,035,
respectively)	$51,475,663	$3,770,030
Receivables:
Securities sold	611,868	45,186
Dividends and interest	47,967	1,185
Due from Advisor (Note 3)	—	9,884
Prepaid expenses	7,763	7,590
Total assets	52,143,261	3,833,875
LIABILITIES
Payables:
Securities purchased	1,514,645	64,704
Fund shares redeemed	2,801,398	301,760
Administration fees	4,649	1,928
Audit fees	9,062	9,061
Transfer agent fees and expenses	7,914	5,619
Advisory fees	23,380	—
Custody fees	5,640	2,742
Legal fees	5,013	2,920
Fund accounting fees	9,897	6,432
Shareholder reporting	3,525	1,484
Chief Compliance Officer fee	1,066	334
Accrued other expenses	324	—
Total liabilities	4,386,513	396,984
NET ASSETS	$47,756,748	$3,436,891
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$47,756,748	$3,436,891
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	1,626,227	127,680
Net asset value, offering and
redemption price per share	$29.37	$26.92
COMPONENTS OF NET ASSETS
Paid-in capital	$94,993,096	$6,749,643
Undistributed net investment income/(loss)	44,086	(10,866)
Accumulated net realized loss on investments	(46,078,161)	(3,076,881)
Net unrealized depreciation of investments	(1,202,273)	(225,005)
Net assets	$47,756,748	$3,436,891

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2009 (Unaudited)

	U.S. Equity Large	U.S. Equity Small-Mid
	Cap Growth Fund	Cap Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld
of $0 and $26, respectively)	$419,128	$14,957
Interest	17,076	1,113
Total income	436,204	16,070

Expenses
Advisory fees (Note 3)	249,559	19,952
Administration fees (Note 3)	32,489	12,465
Fund accounting fees (Note 3)	19,712	13,506
Transfer agent fees and expenses (Note 3)	14,847	10,989
Registration fees	11,630	14,922
Custody fees (Note 3)	13,364	6,552
Audit fees	9,081	9,081
Legal fees	7,031	5,181
Trustee fees	4,638	2,753
Insurance expense	3,719	862
Miscellaneous expense	4,872	561
Chief Compliance Officer fee (Note 3)	3,341	998
Reports to shareholders	3,546	399
Other expense	—	143
Total expenses	377,829	98,364
Less: advisory fee reimbursement
and waiver (Note 3)	(45,084)	(71,428)
Net expenses	332,745	26,936
Net investment income/(loss)	103,459	(10,866)

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized loss on investments	(35,154,969)	(1,578,685)
Net change in unrealized
appreciation/(depreciation) on investments	2,219,024	(80,343)
Net realized and unrealized
loss on investments	(32,935,945)	(1,659,028)
Net decrease in net assets
resulting from operations	$(32,832,486)	$(1,669,894)

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$103,459	$244,341
Net realized loss on investments	(35,154,969)	(7,796,310)
Net change in unrealized
appreciation/(depreciation)
on investments	2,219,024	(22,983,647)
Net decrease in net assets
resulting from operations	(32,832,486)	(30,535,616)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(154,527)	(336,522)
From net realized gain on investments	—	(5,250,771)
Total distributions to shareholders	(154,527)	(5,587,293)
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	5,506,149	20,941,208
Distributions reinvested	140,609	5,517,510
Payment for shares redeemed (a)	(27,867,944)	(12,941,017)
Net increase/(decrease) in net assets
from capital share transactions	(22,221,186)	13,517,701
Total decrease in net assets	(55,208,199)	(22,605,208)
NET ASSETS
Beginning of period	102,964,947	125,570,155
End of period	$47,756,748	$102,964,947
Includes undistributed net
investment income of	$44,086	$95,154
TRANSACTIONS IN SHARES
Shares sold	163,795	401,719
Shares issued on reinvestment of distributions	4,523	96,561
Shares redeemed	(911,364)	(249,367)
Net increase/(decrease) in shares outstanding	(743,046)	248,913

(a)	Net of redemption fees of $0 and $2,354, respectively.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	December 28, 2007*
	March 31, 2009	through
	(Unaudited)	September 30, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(10,866)	$(38,247)
Net realized loss on investments	(1,578,685)	(1,498,196)
Net change in unrealized
depreciation on investments	(80,343)	(144,662)
Net decrease in net assets
resulting from operations	(1,669,894)	(1,681,105)
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	10,429	7,510,520
Payment for shares redeemed	(501,849)	(231,210)
Net increase/(decrease) in net assets
from capital share transactions	(491,420)	7,279,310
Total increase/(decrease) in net assets	(2,161,314)	5,598,205
NET ASSETS
Beginning of period	5,598,205	—
End of period	$3,436,891	$5,598,205
Includes undistributed
net investment loss of	$(10,866)	$—
TRANSACTIONS IN SHARES
Shares sold	375	151,246
Shares redeemed	(18,528)	(5,413)
Net increase/(decrease) in shares outstanding	(18,153)	145,833

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	Six Months
	Ended				May 31, 2006*
	March 31,		Year Ended		to
	2009		September 30,		September 30,
	(Unaudited)		2008	2007	2006
Net asset value,
beginning of period	$43.46		$59.22	$49.35	$50.00

Income from investment operations:
Net investment income	0.06		0.11 ^	0.20	0.07
Net realized and unrealized
gain/(loss) on investments	(14.08)		(13.24)	9.86	(0.72)
Total from investment operations	(14.02)		(13.13)	10.06	(0.65)

Less distributions:
From net investment income	(0.07)		(0.16)	(0.19)	—
From net realized gain on investments	—		(2.47)	—	—
Total distributions	(0.07)		(2.63)	(0.19)	—

Redemption fees retained	—		0.00 ^#	—	—
Net asset value, end of period	$29.37		$43.46	$59.22	$49.35

Total return	-32.29%	++	-23.23%	20.44%	-1.30%	++

Ratios/supplemental data:
Net assets, end of period (thousands)	$47,757		$102,965	$125,570	$129,572

Ratio of expenses to average net assets:
Before expense reimbursement	1.14%	+	1.00%	1.02%	0.97%	+
After expense reimbursement	1.00%	+	1.00%	1.00%	0.97%	+

Ratio of net investment income
to average net assets:
Before expense reimbursement	0.17%	+	0.20%	0.36%	0.47%	+
After expense reimbursement	0.31%	+	0.20%	0.38%	0.47%	+

Portfolio turnover rate	111.84%	++	316.01%	231.59%	98.05%	++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS - For a share outstanding throughout the period

	Six Months Ended		December 28, 2007*
	March 31, 2009		to
	(Unaudited)		September 30, 2008
Net asset value, beginning of period	$38.39		$50.00

Income from investment operations:
Net investment loss	(0.09)		(0.26)
Net realized and unrealized loss on investments	(11.38)		(11.35)
Total from investment operations	(11.47)		(11.61)

Net asset value, end of period	$26.92		$38.39

Total return	-29.88%	++	-23.22%	++

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,437		$5,598

Ratio of expenses to average net assets:
Before expense reimbursement	4.93%	+	3.45%	+
After expense reimbursement	1.35%	+	1.35%	+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(4.12)%	+	(2.87)%	+
After expense reimbursement	(0.54)%	+	(0.77)%	+

Portfolio turnover rate	71.98%	++	118.69%	++

*	Commencement of operations.
+	Annualized.
++	Not annualized.

The accompanying notes are an integral part of these financial statements.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2009 (Unaudited)

NOTE 1 - ORGANIZATION

The Rigel U.S. Equity Large Cap Growth Fund and the Rigel U.S. Equity Small-Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Rigel U.S. Equity Large Cap Growth Fund (“U.S. Equity Large Cap Growth Fund”) is to seek long-term capital appreciation by investing in large capitalization companies.  The investment objective of the Rigel U.S. Equity Small-Mid Cap Growth Fund (“U.S. Equity Small-Mid Cap Growth Fund”) is to seek long-term capital appreciation by investing in small- and mid-sized capitalization companies that the Advisor expects to have above-average earnings growth over the long term.  The U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund began operations on May 31, 2006 and December 28, 2007, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value per share.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2009 (Unaudited), Continued

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See Note 5 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  As of March 31, 2009, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all tax returns filed for the last three years.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2009 (Unaudited), Continued

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2009, Rigel Capital, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for the U.S. Equity Large Cap Growth Fund and 1.00% for the U.S. Equity Small-Mid Cap Growth Fund based upon the average daily net assets of each Fund. For the six months ended March 31, 2009, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $249,559 and $19,952, respectively, in advisory fees.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2009 (Unaudited), Continued

Each Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets of the U.S. Equity Large Cap Growth Fund and 1.35% of average daily net assets of the U.S. Equity Small-Mid Cap Growth Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended March 31, 2009, the Advisor reduced its fees in the amount of $45,084 for the U.S. Equity Large Cap Growth Fund and $71,428 for the U.S. Equity Small-Mid Cap Growth Fund; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011	2012	Total
U.S. Equity Large
Cap Growth Fund	$24,800	$ 1,677	$45,084	$ 71,561
U.S. Equity Small-Mid
Cap Growth Fund	—	$104,141	$71,428	$175,569

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended March 31, 2009, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $32,489 and $12,465 in administration fees, respectively.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2009 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended March 31, 2009, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $19,712 and $13,506 in fund accounting fees, respectively, and $9,381 and $9,371 in transfer agent fees, respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended March 31, 2009, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund incurred $13,364 and $6,552 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended March 31, 2009, the U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund were allocated $3,341 and $998 of the Chief Compliance Officer fee, respectively.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2009, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $73,289,390 and $90,117,414, respectively, for the U.S. Equity Large Cap Growth Fund and $2,902,764 and $2,993,396, respectively, for the U.S. Equity Small-Mid Cap Growth Fund.

NOTE 5 - SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2009 (Unaudited), Continued

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2009:

U.S. Equity Large Cap Growth Fund

Fair Value Measurements at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$51,475,663	$51,475,663	$—	$—
Total	$51,475,663	$51,475,663	$—	$—

U.S. Equity Small-Mid Cap Growth Fund

Fair Value Measurements at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$3,770,030	$3,770,030	$—	$—
Total	$3,770,030	$3,770,030	$—	$—

NOTE 6 - IN-KIND PURCHASE

On December 28, 2007, the Rigel U.S. Equity Small-Mid Cap Growth Fund, a newly formed series in the Trust, received as an in-kind purchase the assets of the Rigel Opportunity Fund LLC.  At the time of the in-kind purchase, the assets of the Rigel Opportunity Fund LLC were valued at $7,109,232.

RIGEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2009 (Unaudited), Continued

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2009 and the year ended September 30, 2008 for the U.S. Equity Large Cap Growth Fund were as follows:

	2009	2008
Ordinary income	$154,527	$3,569,652
Long-term capital gains	—	2,017,641

The U.S. Equity Large Cap Growth Fund designated $2,017,641 as long-term capital gain dividend, pursuant to Internal Revenue code Section 852(b)(3).

The U.S. Equity Small-Mid Cap Growth Fund did not make a distribution during the six months ended March 31, 2009 and the period ended September 30, 2008.

As of September 30, 2008, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	U.S. Equity	U.S. Equity
	Large Cap	Small-Mid Cap
	Growth Fund	Growth Fund
Cost of investments (a)	$110,255,502	$5,904,331
Gross tax unrealized appreciation	3,742,542	260,171
Gross tax unrealized depreciation	(9,010,166)	(425,296)
Net tax unrealized depreciation	(5,267,624)	(165,125)
Undistributed ordinary income	95,154	—
Undistributed long-term capital gain	—	—
Total distributable earnings	95,154	—
Other accumulated gains/(losses)	(9,076,865)	(1,477,733)
Total accumulated earnings/(losses)	$(14,249,335)	$(1,642,858)

(a)	The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund had no capital loss carryforward.  The U.S. Equity Large Cap Growth Fund and the U.S. Equity Small-Mid Cap Growth Fund had $9,076,865 and $1,477,733, respectively, of post-October capital losses deferred at September 30, 2008.

RIGEL MUTUAL FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2009 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-977-4435, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-977-4435.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-866-977-4435.

RIGEL MUTUAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper. In reviewing the performance of the Fund, the Trustees considered that

RIGEL MUTUAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the Fund was relatively new, with little more than two years of performance history.

The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and averages, the contractual advisory fee was above its peer group median and averages, while the contractual advisory fee was below the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period was roughly equal to the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that moderate economies of scale were being achieved with the Fund and that additional economies of scale would be expected to be realized as the assets of the Fund grow.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with the Funds as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits

RIGEL MUTUAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Rigel U.S. Equity Large Cap Growth Fund would be in the best interest of the Fund and its shareholders.

Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
Seattle, WA 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 977-4435

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/2/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   6/2/09

* Print the name and title of each signing officer under his or her signature